Financial Assets - Summary of Investments Accounted for Using Equity Method (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Group profit for the financial year	$ 3,874	$ 2,621	[1],[2]	$ 1,165	[1],[2]
Associates
Disclosure of analysis of single amount of discontinued operations [line items]
Group profit for the financial year	(8)	44		(140)
Joint ventures [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Group profit for the financial year	$ 8	$ 11		$ 22

[1]	Restated to show the results of our former Building Envelope business in discontinued operations. See note 3 for further details.
[2]	See the Accounting Policies on page 181 for further details.